Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 9, 2018

to the Statutory Prospectus for

Class A, Class C, Class T, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 3, 2018, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), effective as of November 1, 2018 through October 31, 2019. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ Dividend Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Dividend Value Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.84%	0.25%	0.02%	1.11%	(0.07)%	1.04%
Class C	0.84	1.00	0.02	1.86	(0.07)	1.79
Class T	0.84	0.25	0.02	1.11	(0.07)	1.04
Class R	0.84	0.50	0.02	1.36	(0.07)	1.29
Institutional	0.74	None	0.02	0.76	(0.07)	0.69
Class R6	0.69	None	0.02	0.71	(0.07)	0.64
Class P	0.84	None	0.02	0.86	(0.07)	0.79
Administrative	0.74	0.25	0.02	1.01	(0.07)	0.94

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)

AllianzGI U.S. has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.075%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$650	$877	$1,122	$1,821	$650	$877	$1,122	$1,821
Class C	$282	$578	$999	$2,174	$182	$578	$999	$2,174
Class T	$353	$587	$840	$1,562	$353	$587	$840	$1,562
Class R	$131	$424	$738	$1,629	$131	$424	$738	$1,629
Institutional	$70	$236	$415	$936	$70	$236	$415	$936
Class R6	$65	$220	$388	$876	$65	$220	$388	$876
Class P	$81	$267	$470	$1,054	$81	$267	$470	$1,054
Administrative	$96	$315	$551	$1,230	$96	$315	$551	$1,230

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.10%	0.25%	0.02%	1.37%	(0.07)%	1.30%
Class C	1.10	1.00	0.02	2.12	(0.07)	2.05
Class T	1.10	0.25	0.02	1.37	(0.07)	1.30
Class R	1.10	0.50	0.02	1.62	(0.07)	1.55
Institutional	1.00	None	0.02	1.02	(0.07)	0.95
Class R6	0.95	None	0.02	0.97	(0.07)	0.90
Class P	1.10	None	0.02	1.12	(0.07)	1.05
Administrative	1.00	0.25	0.02	1.27	(0.07)	1.20

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)

AllianzGI U.S. has contractually agreed to observe, through October 31, 2019, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.025%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$953	$1,252	$2,100	$675	$953	$1,252	$2,100
Class C	$308	$657	$1,133	$2,446	$208	$657	$1,133	$2,446
Class T	$379	$666	$975	$1,849	$379	$666	$975	$1,849
Class R	$158	$504	$875	$1,916	$158	$504	$875	$1,916
Institutional	$97	$318	$556	$1,241	$97	$318	$556	$1,241
Class R6	$92	$302	$529	$1,183	$92	$302	$529	$1,183
Class P	$107	$349	$610	$1,357	$107	$349	$610	$1,357
Administrative	$122	$396	$690	$1,528	$122	$396	$690	$1,528

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.99%	0.25%	0.02%	1.26%	(0.10)%	1.16%
Class C	0.99	1.00	0.02	2.01	(0.10)	1.91
Class T	0.99	0.25	0.02	1.26	(0.10)	1.16
Class R	0.99	0.50	0.02	1.51	(0.10)	1.41
Institutional	0.89	None	0.02	0.91	(0.10)	0.81
Class R6	0.84	None	0.02	0.86	(0.10)	0.76
Class P	0.99	None	0.02	1.01	(0.10)	0.91
Administrative	0.89	0.25	0.02	1.16	(0.10)	1.06

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)

AllianzGI U.S. has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$662	$918	$1,195	$1,981	$662	$918	$1,195	$1,981
Class C	$294	$621	$1,074	$2,330	$194	$621	$1,074	$2,330
Class T	$365	$630	$915	$1,726	$365	$630	$915	$1,726
Class R	$144	$467	$814	$1,793	$144	$467	$814	$1,793
Institutional	$83	$280	$494	$1,110	$83	$280	$494	$1,110
Class R6	$78	$264	$467	$1,052	$78	$264	$467	$1,052
Class P	$93	$312	$548	$1,227	$93	$312	$548	$1,227
Administrative	$108	$359	$629	$1,400	$108	$359	$629	$1,400

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Global Small-Cap Fund	0.90%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Technology Fund(1)	0.75%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Emerging Markets Opportunities Fund(2) and AllianzGI Small-Cap Fund(3)	0.65%
AllianzGI Income & Growth Fund(4)	0.64%
AllianzGI NFJ Small-Cap Value Fund(6)	0.60%
AllianzGI NFJ Mid-Cap Value Fund and AllianzGI NFJ International Value Fund(5)	0.55%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI NFJ Large-Cap Value Fund(9)	0.40%
AllianzGI Focused Growth Fund(8)	0.35%
AllianzGI NFJ Dividend Value Fund(7)	0.30%

(1)

Effective November 1, 2018, the Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. From November 1, 2017 through October 31, 2018, in addition to the above mentioned breakpoint, there was an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.90% contractual fee rate by 0.15% to 0.75%.

(2)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(3)	Effective August 1, 2018, the Investment Advisory Fee was reduced from 0.65% to 0.60%.
(4)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(5)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.
(6)

Effective November 1, 2018, the Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.10% to 0.50%, and then by an additional 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. From November 1, 2017 through October 31, 2018, the above mentioned breakpoint was in place without the 0.10% irrevocable waiver of a portion of the Investment Advisory Fee.

(7)

Effective November 1, 2018, the Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.075% to 0.375%, and then by an additional 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. From November 1, 2017 through October 31, 2018, in addition to the above mentioned breakpoint, there was an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.45% contractual fee rate by 0.15% to 0.30%.

(8)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(9)	From November 1, 2016 through October 31, 2017, the Adviser observed an irrevocable waiver of a portion of its Investment Advisory Fee, which reduced the 0.45% contractual fee rate by 0.15% to 0.30%.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” is hereby revised in its entirety as follows:

Administration Fees

Allianz Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.34%	0.34%	N/A	0.24%	0.19%	0.34%	N/A
AllianzGI Focused Growth Fund(4)	0.38	0.40	0.40%	0.30	0.25	0.40	0.30%
AllianzGI Global Natural Resources Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Global Small-Cap Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Health Sciences Fund	0.40	0.40	N/A	0.30	N/A	N/A	N/A
AllianzGI Income & Growth Fund	0.38	0.38	0.38	0.28	N/A	0.38	N/A
AllianzGI Mid-Cap Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Dividend Value Fund	0.38	0.38	0.38	0.28	0.23	0.38	0.28
AllianzGI NFJ International Value Fund(2)	0.47	0.47	0.47	0.37	0.32	0.47	0.37
AllianzGI NFJ Large-Cap Value Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Mid-Cap Value Fund(5)	0.23	0.23	0.21	0.10	0.03	0.20	0.10
AllianzGI NFJ Small-Cap Value Fund(3)	0.33	0.33	0.33	0.23	0.18	0.33	0.23
AllianzGI Small-Cap Fund(6)	0.40	0.40	N/A	0.30	N/A	0.40	N/A
AllianzGI Technology Fund	0.39	0.39	N/A	0.29	N/A	0.39	0.29

(1)

The Administrator has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(2)

The Administrator has contractually agreed to observe, through October 31, 2019 an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(3)

From November 1, 2017 through October 31, 2018, the Administrator observed an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.05%. This waiver had been in effect since before the beginning of the Fund’s most recent fiscal year.

(4)

The Administrator has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(5)

The Administrator has contractually agreed to observe, through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.22%. This waiver has been in effect since September 22, 2017.

(6)

The Administrator has contractually agreed to observe, through August 31, 2020, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.10%. This waiver has been in effect since August 1, 2018.

Corresponding changes are hereby made to disclosure within the remainder of the subsection entitled “Management Fees–Administrative Fees.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 9, 2018

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2018 (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Effective November 1, 2018, within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Global Small-Cap and Technology(1)	0.90%
Emerging Markets Opportunities(2)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3)	0.65%
NFJ International Value(4) and NFJ Small-Cap Value(5) and Small-Cap(6)	0.60%
NFJ Mid-Cap Value	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(7), NFJ Large-Cap Value and Focused Growth(8)	0.45%

(1)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(2)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.85% contractual fee rate by 0.20% to 0.65%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(3)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(4)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

(5)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.10% to 0.50%, and then by an additional 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(6)	Effective August 1, 2018, the Investment Advisory Fee was reduced from 0.65% to 0.60%.
(7)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.075% to 0.375%, and then by an additional 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.

(8)

The Adviser has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%. An identical waiver arrangement has been in effect since before the beginning of the Fund’s most recent fiscal year.

Effective November 1, 2018, within the Management of the Trust section, the “Administration Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administration Fee Rate

Fund	Institutional and Administrative Classes(1)	Class R6(1)	Class A, Class C, Class T, and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%	0.35%	0.50%	0.50%
Focused Growth(5)	0.30%	0.25%	0.40%	0.40%
Global Natural Resources	0.35%	0.30%	0.45%	0.45%
Global Small-Cap	0.35%	0.30%	0.45%	0.45%
Health Sciences	0.30%	0.25%	0.40%	N/A
Income & Growth	0.30%	0.25%	0.40%	0.40%
Mid-Cap	0.30%	0.25%	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value (3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	0.25%	0.40%	0.40%
NFJ Mid-Cap Value(6)	0.30%	0.25%	0.40%	0.40%
NFJ Small-Cap Value(4)	0.30%	0.25%	0.40%	0.40%
Small-Cap(7)	0.30%	0.25%	0.40%	0.40%
Technology	0.30%	0.25%	0.40%	0.40%

(1)

The total Administration Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)

The Administrator has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(3)

The Administrator has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(4)	From November 1, 2017 through October 31, 2018, the Administrator observed an irrevocable waiver of a portion of its Administration Fees, which reduced the contractual fee rate by 0.05%.
(5)

The Administrator has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its Administration Fees for Class A and Class T shares, which reduces the contractual fee rate by 0.02%. This waiver has been in effect since before the beginning of the Fund’s most recent fiscal year.

(6)

The Administrator has contractually agreed to observe, through September 30, 2019, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.22%. This waiver has been in effect since September 22, 2017.

(7)

The Administrator has contractually agreed to observe, through August 31, 2020, an irrevocable waiver of a portion of its Administration Fees for all classes, which reduces the contractual fee rate by 0.10%. This waiver has been in effect since August 1, 2018.

Please retain this Supplement for future reference.